Related Party Transactions - Additional Information (Detail) - USD ($)							3 Months Ended		11 Months Ended	12 Months Ended
	Aug. 03, 2021	Jul. 29, 2021	Jul. 27, 2021	Jul. 26, 2021	Jan. 25, 2021	Jan. 21, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Jun. 30, 2021	Mar. 01, 2021
Common stock par or stated value per share							$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Stock Issued During Period, Value, Issued for Services								$ 26,477		$ 26,477	$ 3,194
Common stock shares outstanding							14,531,511		36,918,882	14,531,511	36,918,882
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period										9,075
Other liabilities							$ 47,171		$ 24,989	$ 27,639	$ 24,989
Debt conversion, converted instrument, amount										$ 15,665,171
Number of share options granted during the period							1,250,000			4,350,000
Alpha Healthcare Acquisition Corp. III [Member]
Stock Issued During Period, Value, Issued for Services									$ 25,000
Shares Issued, Price Per Share							$ 10			$ 10				$ 10
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited									451,474
Other liabilities current							$ 71,024		$ 2,275	$ 31,979	2,275
Share-based payment arrangement, expense							0	0	0
Founder Shares [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Common Stock, Shares Subscribed but Unissued						3,593,750
Common stock par or stated value per share						$ 0.0001
Stock Issued During Period, Value, Issued for Services					$ 25,000	$ 25,000
Shares Issued, Price Per Share					$ 0.00696
Stock Issued During Period, Shares, Issued for Services					3,593,750
Working Capital Loan [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Debt Instrument, Convertible, Warrants issued							$ 1,500,000			$ 1,500,000
Warrants issued price per warrant							$ 1.5			$ 1.5
Administrative Service [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Administrative fees							$ 30,000	0
Sponsor [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Administrative fees							$ 30,000	30,000	51,000	$ 120,000
Sponsor [Member] | Darlene DeRemer [Member] | Founder Shares [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares			25,000
Sponsor [Member] | Eugene Podsiadlo [Member] | Founder Shares [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares			25,000
Sponsor [Member] | William Woodward [Member] | Founder Shares [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares			25,000
Sponsor [Member] | Private Placement Warrants [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of warrants and rights issued during the period							455,000			455,000
Proceeds from Issuance of Private Placement							$ 4,550,000			$ 4,550,000
Immediately Family Member 1 [Member] | Preferred Series C1 Warrants [Member]
Class of warrant or right issued during the period										117,371
Fair value of warrants issued										$ 13,099
Related Party [Member] | Conversion of Debt Principal to Preferred Series C2 [Member]
Debt conversion, original debt, amount										$ 900,000
Debt conversion, converted instrument, shares issued										5,257,009
Debt conversion, converted instrument, amount										$ 1,119,743
Related Party [Member] | Conversion of Debt Accrued Interest to Preferred Series C2 [Member]
Debt conversion, original debt, amount										$ 278,641
Debt conversion, converted instrument, shares issued										1,627,576
Debt conversion, converted instrument, amount										$ 346,674
Related Party [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Other liabilities current							71,024		2,275	31,979	2,275
Selling, general and administrative expense							11,024			1,979
Related Party [Member] | Office Space Administrative And Support Services [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Operating costs and expenses							10,000			10,000
Related Party [Member] | Working Capital Loan [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Other liabilities current									0	0	0
Related Party [Member] | Administrative Service [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Other liabilities							60,000		$ 0	30,000	0
Immediate Family Member 2 [Member]
Number of share options granted during the period												148,854
Share based compensation arrangement by share based payment award, options, granted in period, fair value												$ 12,925
Share-based payment arrangement, expense							$ 796	$ 796		$ 3,229	$ 3,229
Over-Allotment Option [Member] | Founder Shares [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Common Stock forfeiture provisions lapsed	111,026
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	451,464
Overallotment option vesting period	45 days
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of warrants and rights issued during the period	8,882
Proceeds from Issuance of Private Placement	$ 88,820
IPO [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Shares Issued, Price Per Share		$ 10
Underwriting Agreement [Member] | Founder Shares [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares	2,250,000
Underwriting Agreement [Member] | Over-Allotment Option [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	444,103
Stock shares issued during the period shares				2,250,000
Forward Purchase Agreement [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Option granted to direct anchor investors to subscribe to agreement as percentage of aggregate securities sold in one or multiple private placements							60.00%			60.00%
Option granted to direct anchor investors to subscribe to agreement percentage of as aggregate securities sold in one or multiple private placements per each direct anchor investor							10.00%			10.00%
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Common stock par or stated value per share							$ 0.0001			$ 0.0001					$ 0.0001
Common stock shares outstanding							463,882			463,882
Stock shares issued during the period shares		15,000,000
Common Class A [Member] | Sponsor [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Share price							$ 12			$ 12
Number of trading days for determining the share price							20 days			20 days
Number of consecutive trading days for determining the share price							30 days			30 days
Waiting period after which the share trading days are considered							150 days			150 days
Common Class A [Member] | IPO [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Shares Issued, Price Per Share		$ 10
Stock shares issued during the period shares		15,000,000
Overallotment option vesting period		45 days
Common Class B [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Common stock par or stated value per share							$ 0.0001			$ 0.0001					$ 0.0001
Stock Issued During Period, Shares, Issued for Services										25,000
Common stock shares outstanding							3,861,026		4,312,500	3,861,026	4,312,500				4,312,500
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited									451,474
NonRisk Incentive Private Shares [Member] | Sponsor [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Sale of Stock, Consideration Received on Transaction		$ 1,186,448
NonRisk Incentive Private Shares [Member] | IPO [Member] | Sponsor [Member] | Founder Shares [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares		225,000
Sale of Stock, Consideration Received on Transaction		$ 1,186,448
Sale of Stock, Price Per Share		$ 5.27
Risk Incentive Private Shares [Member] | IPO [Member] | Sponsor [Member] | Founder Shares [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares		600,900
Sale of Stock, Percentage of Ownership before Transaction		9.90%
Preferred Series C1 [Member] | Immediately Family Member 1 [Member]
Temporary equity stock issued during period shares new issues										234,742
Temporary equity stock issued during period value new issues										$ 50,000